Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions
Note 9—Related Party Transactions
Through December 31, 2014, certain related parties provided us with consulting services for which we recorded payables. We also made offsetting income tax payments related to distributions on behalf of these related parties. During the year ended December 31, 2016, we repaid the $1,959 outstanding as of December 31, 2015.

Related Party Transactions
On October 1, 2012, the Manager entered into a services agreement with CAS Residential, LLC, a related party affiliated with certain of our equity investors, who provided property accounting services to the Manager pursuant to a services agreement. This agreement provided for fees based upon a full reimbursement of actual expenses incurred, as well as an additional 10.0% of compensation costs less any severance payments. The agreement was terminated effective October 31, 2014. For the year ended December 31, 2014, we incurred $4,049 of service fees pursuant to the terms of the services agreement which is included in property management expense in the combined and consolidated statements of operations.
Through December 31, 2014, certain related parties provided us with consulting services for which we recorded payables. We also made offsetting income tax payments related to distributions on behalf of these related parties. On December 31, 2015, net payables to related parties were $1,959 and are included in accounts payable and accrued expenses in our combined and consolidated balance sheet. All amounts were repaid during the year ended December 31, 2016.